Taxation, Non-recognised Tax Losses (Details) $ in Thousands	12 Months Ended
Jun. 30, 2025 USD ($)
Australia [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	$ 12,391
Movement during the period	(684)
Balance at the end of the period	11,707
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	4,792
Movement during the period	3
Balance at the end of the period	4,795
Total revenue and capital losses not recognized	16,502
USA [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	23,087
Movement during the period	5,959
Balance at the end of the period	29,046
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	29,046
Canada [Member]
Non-recognized tax losses - revenue [Abstract]
Balance at the beginning of the period	188
Movement during the period	139
Balance at the end of the period	327
Non-recognized tax losses - capital [Abstract]
Balance at the beginning of the period	0
Movement during the period	0
Balance at the end of the period	0
Total revenue and capital losses not recognized	$ 327